Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 119	$ 2,500
Intangibles
Patent	402,000	402,000
Less: Accumulated amortization	(155,775)	(135,675)
Total intangibles	246,225	266,325
Total assets	246,344	268,825
LIABILITIES
Credit card payable	35,879
Due to shareholder	2,837	17,137
Total liabilities	38,716	17,137
Stockholders' Equity
Common stock Authorized - 75,000,000 shares Issued and outstanding - 44,886,000 shares	84,050	26,500
Preferred stock Authorized - 10,000,000 shares Issued and outstanding - 7,000,000 shares
Additional paid-in capital	549,000	549,000
Retained earnings (deficit)	(425,422)	(323,812)
Total stockholders' equity	207,628	251,688	271,788
Total liabilities and stockholders' equity	$ 246,344	$ 268,825